Financial assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Financial assets
Total financial assets	$ 49,061	$ 9,906
Financial assets - current	15,474	9,906
Financial assets - long-term	33,587
Investments
Financial assets
Investments	8,085	5,372
Prepaid gold interests - Steppe Gold
Financial assets
Prepaid gold interest		$ 4,534
Prepaid gold interests - Auramet Capital Partners
Financial assets
Prepaid gold interest	$ 40,976